MANNING & NAPIER FUND, INC.

(the “Fund”)

Supplement dated October 16, 2017 to the Statement of Additional Information dated March 1, 2017 as supplemented April 21, 2017 (the “SAI”) for the Fund:

Pro-Blend Conservative Term Series (Class S, I, R and R2)

Pro-Blend Moderate Term Series (Class S, I, R and R2)

Pro-Blend Extended Term Series (Class S, I, R and R2)

Pro-Blend Maximum Term Series (Class S, I, R and R2)

Target Income Series (Class K, I, and R)

Target 2015 Series (Class K, I, and R)

Target 2020 Series (Class K, I, and R)

Target 2025 Series (Class K, I, and R)

Target 2030 Series (Class K, I, and R)

Target 2035 Series (Class K, I, and R)

Target 2040 Series (Class K, I, and R)

Target 2045 Series (Class K, I, and R)

Target 2050 Series (Class K, I, and R)

Target 2055 Series (Class K, I, and R)

Target 2060 Series (Class K, I, and R)

(collectively, the “Target Series”)

Overseas Series (Class I)

Equity Series (Class S)

Disciplined Value Series (Class I and S)

Quality Equity Series (Class I and S)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective October 16, 2017, the shares of the Target Series are offered in a separate SAI. Accordingly, effective October 16, 2017, shares of the Target Series are no longer offered in the SAI, and all references to the Target Series in the SAI are hereby deleted.

For information on the Target Series, please contact the Fund at 1-800-466-3863 or at Manning & Napier Fund, Inc., PO Box 9845, Providence, RI 02940-8045.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Supp SAI Tgt 10/16/2017